Income Taxes Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)

The components of income tax expense/(benefit) included in the consolidated statements of income for the years ended December 31, 2013, 2012 and 2011 were as follows (dollars in thousands):

	Year Ended December 31,
	2013	2012	2011
Current income tax expense
U.S. Federal	$1,630	$-	$-
State and local	677	-	-
Total current income tax expense	2,307	-	-
Deferred income tax benefit
U.S. Federal	(85)	-	-
State and local	(20)	-	-
Total deferred income tax benefit	(105)	-	-
Total income tax expense	$2,202	$-	$-

Schedule of Effective Income Tax Rate Reconciliation

The reconciliation of the U.S. federal statutory income tax rate to the Company's effective tax rate for the years ended December 31, 2013, 2012 and 2011 were as follows:

	Year Ended December 31,
	2013	2012	2011
U.S. federal statutory income tax rate	35.00%	-%	-%
Increase (decrease) in tax rate resulting from:
State and local income taxes net of federal benefit	0.42%	-%	-%
Non-controlling interests	(33.40)%	-%	-%
Other	0.18%	-%	-%
Effective tax rate	2.20%	-%	-%

Schedule of Deferred Tax Assets and Liabilities

The Company had no deferred tax liabilities as of December 31, 2013 and 2012. The components of the deferred income taxes as of December 31, 2013 and 2012 were as follows (dollars in thousands):

	Year Ended December 31,
	2013	2012
Deferred tax assets
Other	$1	$-
Unrealized loss on available-for-sale securities(1)	21	-
Deferred revenue	104	-
Total deferred tax assets	$126	$-
(1)	Included in other comprehensive income.